Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Components of Income from Continuing Operations Before Income Taxes and Equity in Net Income of Affiliates

The components of income from continuing operations before income taxes and equity in net income of affiliates, were:

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Dutch	$46	$35	$146
Non-Dutch	398	94	(43)

Income from continuing operations before income taxes and equity in net income of affiliates	$444	$129	$103

Provision/(Benefit) for Income Taxes Attributable to Income from Continuing Operations Before Income Taxes and Equity in Net Income of Affiliates

The provision/(benefit) for income taxes attributable to the income from continuing operations before income taxes and equity in net income of affiliates consisted of:

	Year ended December 31,
(IN MILLIONS)	2012	2011	2010
Current:
Dutch	$8	$1	$13
Non-Dutch	117	144	117

	125	145	130

Deferred:
Dutch	(1)	(13)	(3)
Non-Dutch	22	(111)	(173)

	21	(124)	(176)

Total	$146	$21	$(46)

Schedule of Provision/(Benefit) for Income Taxes as Per Dutch Federal Income Tax Rates

The Company’s provision/(benefit) for income taxes for the years ended December 31, 2012, 2011 and 2010 was different from the amount computed by applying the statutory Dutch federal income tax rates to the underlying income from continuing operations before income taxes and equity in net income of affiliates as a result of the following:

	Year ended December 31,
(IN MILLIONS)	2012	2011	2010
Income from continuing operations before income taxes and equity in net income of affiliates	$444	$129	$103

Dutch statutory tax rate	25.0%	25.0%	25.5%

Provision/(benefit) for income taxes at the Dutch statutory rate	$111	$32	$26
Impairment of goodwill and intangible assets	—	—	—
Basis difference in sale of subsidiary	—	—	—
Tax impact on distributions from foreign subsidiaries	35	9	1
Effect of operations in non-Dutch jurisdictions, including foreign tax credits	15	(3)	(35)
U.S. state and local taxation	7	(4)	(24)
Withholding and other taxation	36	30	29
Effect of global financing activities	(51)	(38)	(28)
Changes in estimates for uncertain tax positions	43	12	2
Changes in valuation allowances	(16)	(25)	(25)
Effect of change in deferred tax rates	(40)	—	—
Other, net	6	8	8

Total (benefit)/provision for income taxes	$146	$21	$(46)

Effective tax rate	32.9%	16.3%	(44.7%)

Components of Current and Non-Current Deferred Income Tax Assets/(Liabilities)

The components of current and non-current deferred income tax assets/(liabilities) were:

(IN MILLIONS)	December 31, 2012	December 31, 2011
Deferred tax assets (on balance):
Net operating loss carryforwards	$348	$394
Interest expense limitation	577	557
Deferred compensation	7	6
Deferred revenues/costs	29	31
Employee benefits	59	51
Tax credit carryforwards	113	96
Share-based payments	59	46
Accrued expenses	26	35
Other assets	52	38

	1,270	1,254
Valuation allowances	(248)	(193)

Deferred tax assets, net of valuation allowances	1,022	1,061

Deferred tax liabilities (on balance):
Intangible assets	(1,661)	(1,723)
Financial instruments	(50)	(54)
Fixed asset depreciation	(21)	(4)
Computer software	(69)	(43)
	(1,801)	(1,824)

Net deferred tax liability	$(779)	$(763)

Recognized as:
Deferred income taxes, current	$58	$57
Deferred income taxes, non-current	(837)	(820)

Total	$(779)	$(763)

Schedule of Reconciliation of Beginning and Ending Amount of Uncertain Tax Positions

A reconciliation of the beginning and ending amount of uncertain tax positions is as follows:

(IN MILLIONS)	December 31, 2012	December 31, 2011	December 31, 2010
Balance as of the beginning of period	$96	$114	$129
Additions for current year tax positions	1	4	3
Additions for tax positions of prior years	16	—	5
Reductions for lapses of statute of limitations	(19)	(22)	(22)
Effect of foreign currency translation	—	—	(1)

Balance as of the end of the period	$94	$96	$114